Short term investments - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Investment [Line Items]
Financial assets at fair value	$ 7,856
Financial assets at amortised cost	7,889
Short term investments (note 5)	$ 7,889	$ 7,833	$ 0
Weighted average
Investment [Line Items]
Investments, average term of contract | year	1.69
Investment interest rate	1.64%
Canadian Imperial Bank of Commerce
Investment [Line Items]
Financial assets at fair value	$ 3,902	0
Financial assets at amortised cost	3,912
Short term investments (note 5)	0	3,888
Royal Bank of Canada
Investment [Line Items]
Financial assets at fair value	3,955	0
Financial assets at amortised cost	3,977
Short term investments (note 5)	$ 0	$ 3,945